Condensed Parent Company Only Financial Statements - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flow from Operating Activities
Net income	$ 370,249	$ 142,413	$ 186,777
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	(7,534)	(4,113)	10,633
Other operating activities, net	(204,998)	(30,991)	73,865
Net Cash Provided by Operating Activities	446,421	263,646	308,088
Cash Flow from Investing Activities
Purchases of premises and equipment, net of premises and equipment acquired	(13,730)	(37,763)	(12,840)
Other investing activities, net	343	636	25,950
Net Cash Used in Investing Activities	(1,125,806)	(1,908,581)	(1,424,397)
Cash Flow from Financing Activities
Cash dividends paid on common stock	(84,782)	(72,772)	(56,793)
Cash dividends paid on preferred stock	(9,095)	(9,095)	(7,028)
Payments to repurchase common stock	(148,855)	0	(11,666)
Net proceeds from issuance of common stock	0	485,151	279,242
Net proceeds from issuance of preferred stock	0	0	55,285
Net Cash Provided by Financing Activities	744,114	908,533	1,968,168
Net Increase (Decrease) In Cash and Cash Equivalents	64,729	(736,402)	851,859
Cash and Cash Equivalents at Beginning of Period	625,724	1,362,126	510,267
Cash and Cash Equivalents at End of Period	690,453	625,724	1,362,126
IBERIABANK Corporation
Cash Flow from Operating Activities
Net income	370,249	142,413	186,777
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	145	62	98
Net income of subsidiaries	(377,974)	(160,206)	(190,511)
Share-based compensation cost	20,278	16,436	14,523
Other operating activities, net	491	(4,256)	12,417
Net Cash Provided by Operating Activities	13,189	(5,551)	23,304
Cash Flow from Investing Activities
Cash paid in excess of cash received for acquisitions	(7)	(809,159)	0
Purchases of premises and equipment, net of premises and equipment acquired	(52)	(105)	0
Return of capital from (Capital contributed to) subsidiary	245,000	144,500	(6,000)
Other investing activities, net	(1,500)	0	(749)
Net Cash Used in Investing Activities	243,441	(664,764)	(6,749)
Cash Flow from Financing Activities
Cash dividends paid on common stock	(84,782)	(72,772)	(56,793)
Cash dividends paid on preferred stock	(9,095)	(9,095)	(7,028)
Net share-based compensation stock transactions	(3,226)	(832)	6,899
Payments to repurchase common stock	(148,855)	0	(11,666)
Net proceeds from issuance of common stock	0	485,151	279,242
Net proceeds from issuance of preferred stock	0	0	55,285
Other financing activities, net	0	(56)	0
Net Cash Provided by Financing Activities	(245,958)	402,396	265,939
Net Increase (Decrease) In Cash and Cash Equivalents	10,672	(267,919)	282,494
Cash and Cash Equivalents at Beginning of Period	168,873	436,792	154,298
Cash and Cash Equivalents at End of Period	$ 179,545	$ 168,873	$ 436,792